Related party transactions	12 Months Ended
Aug. 31, 2022
Related party transactions
Related party transactions

17. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021] [note 5]

7858078 Canada Inc. [prior to June 3, 2021] [note 5]

Montana Strategies Inc.

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

Hurricane Corporate Services Ltd.

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

Founder shareholders

Gestion Toyma Inc.

Entreprises Claude Beaulac Inc. [former shareholder]

Gestion Moka Inc. [former shareholder]

The following table summarizes the Company’s related party transactions for the year:

	2022	2021	2020
	$	$	$
Revenues
Sales of boats
EB Rental Ltd. [prior to June 3, 2021]	—	84,149	101,684
Patrick Bobby		—	11,000
Sale of parts and boat maintenance
EB Rental Ltd. [prior to June 3, 2021]	—	40,310	79,696

Other
EB Rental Ltd. [prior to June 3, 2021]	—	—	2,500
7858078 Canada Inc. [prior to June 3, 2021]	—	—	6,074

Expenses
Cost of sales
EB Rental Ltd. [prior to June 3, 2021]	—	11,444	16,865

Research and Development
9335-1427 Quebec Inc.	—	75,020	—
Mac Engineering, SASU	666,178	176,500	—

Travel and entertainment
EB Rental Ltd. [prior to June 3, 2021]	—	8,926	—

Advertising and promotion
EB Rental Ltd. [prior to June 3, 2021]	—	11,245	—

Rent expense
EB Rental Ltd. [prior to June 3, 2021]	—	—	65,934

Office salaries and benefits
Montana Strategies Inc.	62,462	—	—

The Company leases its Boisbriand premises from California Electric Boat Company Inc. with a right-of-use assets as at August 31, 2022 of $889,866 [August 31, 2021 – $1,132,556] and lease liability of $971,399 [August 31, 2021 – $1,177,867] [notes 9 and 15].

Remuneration of directors and key management of the Company

	2022	2021	2020
	$	$	$
Wages	2,324,770	1,299,402	308,868
Share-based payments – capital stock	—	—	572,110
Share-based payments – stock options	2,560,031	6,081,900	259,410
	4,884,801	7,381,302	1,140,388

At the end of the year, the amounts due to and from related parties are as follows:

	2022	2021
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to related party
Alexandre Mongeon	16,736	185,407

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	16,000	74,157
Patrick Bobby	12,308	11,092
Kulwant Sandher	8,062	7,054
Xavier Montagne	8,292	—
Mac Engineering, SASU	—	29,957
	44,662	122,260

In December 2020, the holders of the advances from related parties and the Company have agreed that the advances shall automatically convert into Voting Common Shares of the Company at a conversion price equal to the per Voting Common Share offering price in the Initial Public Offering [note 18].